Commitments and Contractual Obligations - Additional Information (Details)			1 Months Ended	3 Months Ended
	Dec. 31, 2018 T	Jul. 01, 2018 $ / oz	Apr. 30, 2007 USD ($) $ / oz	Jun. 30, 2018 $ / oz m
Disclosure of contingent liabilities [line items]
Consideration paid | $			$ 57,500,000.0
Silver price ($/oz) | $ / oz		6.77	3.90	2.50
Expansion drilling (in meters) | m				10,000
Zinc [member]
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	52,500
Lead/Silver Concentrates [member]
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	5,250
Gold Concentrate [member]
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	241,000
Subsidiaries [member] | Gold Concentrate [member]
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	45,000